Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

4. Accounts Receivable

Accounts receivable, net as of December 31, 2011 and 2010 is comprised of the following:

	December 31,
	2011	2010
Trade	$215,609	$242,235
Unbilled revenue	50,705	46,608
Contract retention	22,328	12,249
Other receivables	14,148	1,584

Total accounts receivable	302,790	302,676
Less: allowance for doubtful accounts	(1,275)	(4,395)

Total accounts receivable, net	$301,515	$298,281

The Company expects all accounts receivable to be collected within one year. The provision for bad debts included in “General and administrative” expenses in the Consolidated Statements of Operations was $1,030, $2,807, and $650 for the years ended December 31, 2011, 2010 and 2009, respectively.

The balances billed but not paid by customers pursuant to retainage provisions in certain contracts will be due upon completion of the contracts and acceptance by the customer. Based on the Company’s experience with similar contracts within recent years, the majority of the retention balances at each balance sheet date will be collected within the next twelve months. Retainage balances at December 31, 2011 and December 31, 2010 were approximately $22,328 and $12,249, respectively.